Fair Value Measurements - Summary of change in the fair value of the derivative warrant liabilities (Detail) - CIK 0001816261 Executive Network Partnering Corp - USD ($)	3 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Fair Value Measurements
Change in fair value of derivative warrant liabilities	$ (211,605)			$ 1,482,770			$ 2,835,950	$ (2,635,765)	$ 2,421,945	$ 3,794,220
Fair Value, Inputs, Level III
Fair Value Measurements
Level 3 warrant liabilities (Beginning)	141,220	$ 47,585	$ 107,910	158,105	$ 135,080	$ 165,780	0	107,910	165,780	165,780
Change in fair value of derivative warrant liabilities	4,605	93,635	(60,325)	(33,770)	23,025	(30,700)	(1,490,450)			(57,870)
Level 3 warrant liabilities (Ending)	$ 145,825	$ 141,220	$ 47,585	$ 124,335	$ 158,105	$ 135,080	$ 165,780	$ 145,825	$ 124,335	$ 107,910